Financial Risk Management - Summary of Value at Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Kookmin Bank
Value At Risk Line Items [Line Items]
Value at risk		₩ 93,988
Kookmin Bank | Average
Value At Risk Line Items [Line Items]
Value at risk		49,701
Kookmin Bank | Minimum
Value At Risk Line Items [Line Items]
Value at risk		22,144
Kookmin Bank | Maximum
Value At Risk Line Items [Line Items]
Value at risk		99,436
Kookmin Bank | Ending
Value At Risk Line Items [Line Items]
Value at risk	₩ 565,411	92,549
Kookmin Bank | Interest rate risk
Value At Risk Line Items [Line Items]
Value at risk		18,545
Kookmin Bank | Interest rate risk | Average
Value At Risk Line Items [Line Items]
Value at risk		34,923
Kookmin Bank | Interest rate risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk		16,541
Kookmin Bank | Interest rate risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk		64,356
Kookmin Bank | Interest rate risk | Ending
Value At Risk Line Items [Line Items]
Value at risk		47,093
Kookmin Bank | Stock price risk
Value At Risk Line Items [Line Items]
Value at risk		4,686
Kookmin Bank | Stock price risk | Average
Value At Risk Line Items [Line Items]
Value at risk		8,606
Kookmin Bank | Stock price risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk		5,142
Kookmin Bank | Stock price risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk		11,061
Kookmin Bank | Stock price risk | Ending
Value At Risk Line Items [Line Items]
Value at risk		9,407
Kookmin Bank | Currency risk
Value At Risk Line Items [Line Items]
Value at risk		70,757
Kookmin Bank | Currency risk | Average
Value At Risk Line Items [Line Items]
Value at risk		24,054
Kookmin Bank | Currency risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk		14,428
Kookmin Bank | Currency risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk		41,815
Kookmin Bank | Currency risk | Ending
Value At Risk Line Items [Line Items]
Value at risk		41,189
Kookmin Bank | Diversification effect | Ending
Value At Risk Line Items [Line Items]
Value at risk		(5,140)
Kookmin Bank | Sensitivities- based risk
Value At Risk Line Items [Line Items]
Value at risk	479,174
Kookmin Bank | Default risk
Value At Risk Line Items [Line Items]
Value at risk	85,375
Kookmin Bank | Residual risk
Value At Risk Line Items [Line Items]
Value at risk	862
KB Securities Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value at risk	1,051,187	961,121
KB Securities Co., Ltd. | Interest rate risk
Value At Risk Line Items [Line Items]
Value at risk		755,379
KB Securities Co., Ltd. | Stock price risk
Value At Risk Line Items [Line Items]
Value at risk		171,592
KB Securities Co., Ltd. | Currency risk
Value At Risk Line Items [Line Items]
Value at risk		34,109
KB Securities Co., Ltd. | Sensitivities- based risk
Value At Risk Line Items [Line Items]
Value at risk	736,052
KB Securities Co., Ltd. | Default risk
Value At Risk Line Items [Line Items]
Value at risk	307,681
KB Securities Co., Ltd. | Residual risk
Value At Risk Line Items [Line Items]
Value at risk	7,454
KB Securities Co., Ltd. | Finance instruments risk
Value At Risk Line Items [Line Items]
Value at risk		41
KB Kookmin Card Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value at risk	43,029	21,341
KB Kookmin Card Co., Ltd. | Interest rate risk
Value At Risk Line Items [Line Items]
Value at risk		0
KB Kookmin Card Co., Ltd. | Stock price risk
Value At Risk Line Items [Line Items]
Value at risk		0
KB Kookmin Card Co., Ltd. | Currency risk
Value At Risk Line Items [Line Items]
Value at risk		21,341
KB Kookmin Card Co., Ltd. | Sensitivities- based risk
Value At Risk Line Items [Line Items]
Value at risk	43,029
KB Kookmin Card Co., Ltd. | Default risk
Value At Risk Line Items [Line Items]
Value at risk	0
KB Kookmin Card Co., Ltd. | Residual risk
Value At Risk Line Items [Line Items]
Value at risk	0
KB Kookmin Card Co., Ltd. | Finance instruments risk
Value At Risk Line Items [Line Items]
Value at risk		0
KB Asset Management Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value at risk	3,658	2,455
KB Asset Management Co., Ltd. | Interest rate risk
Value At Risk Line Items [Line Items]
Value at risk		0
KB Asset Management Co., Ltd. | Stock price risk
Value At Risk Line Items [Line Items]
Value at risk		0
KB Asset Management Co., Ltd. | Currency risk
Value At Risk Line Items [Line Items]
Value at risk		2,455
KB Asset Management Co., Ltd. | Sensitivities- based risk
Value At Risk Line Items [Line Items]
Value at risk	3,658
KB Asset Management Co., Ltd. | Default risk
Value At Risk Line Items [Line Items]
Value at risk	0
KB Asset Management Co., Ltd. | Residual risk
Value At Risk Line Items [Line Items]
Value at risk	0
KB Asset Management Co., Ltd. | Finance instruments risk
Value At Risk Line Items [Line Items]
Value at risk		0
KB Capital Co.,Ltd. | Ending
Value At Risk Line Items [Line Items]
Value at risk	11,127	2,045
KB Capital Co.,Ltd. | Interest rate risk
Value At Risk Line Items [Line Items]
Value at risk		0
KB Capital Co.,Ltd. | Stock price risk
Value At Risk Line Items [Line Items]
Value at risk		0
KB Capital Co.,Ltd. | Currency risk
Value At Risk Line Items [Line Items]
Value at risk		2,045
KB Capital Co.,Ltd. | Sensitivities- based risk
Value At Risk Line Items [Line Items]
Value at risk	11,127
KB Capital Co.,Ltd. | Default risk
Value At Risk Line Items [Line Items]
Value at risk	0
KB Capital Co.,Ltd. | Residual risk
Value At Risk Line Items [Line Items]
Value at risk	0
KB Capital Co.,Ltd. | Finance instruments risk
Value At Risk Line Items [Line Items]
Value at risk		0
KB Investment Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value at risk	81,543	30,165
KB Investment Co., Ltd. | Interest rate risk
Value At Risk Line Items [Line Items]
Value at risk		0
KB Investment Co., Ltd. | Stock price risk
Value At Risk Line Items [Line Items]
Value at risk		8,438
KB Investment Co., Ltd. | Currency risk
Value At Risk Line Items [Line Items]
Value at risk		21,727
KB Investment Co., Ltd. | Sensitivities- based risk
Value At Risk Line Items [Line Items]
Value at risk	74,408
KB Investment Co., Ltd. | Default risk
Value At Risk Line Items [Line Items]
Value at risk	7,135
KB Investment Co., Ltd. | Residual risk
Value At Risk Line Items [Line Items]
Value at risk	0
KB Investment Co., Ltd. | Finance instruments risk
Value At Risk Line Items [Line Items]
Value at risk		0
KB Data System Co Ltd | Ending
Value At Risk Line Items [Line Items]
Value at risk	325	155
KB Data System Co Ltd | Interest rate risk
Value At Risk Line Items [Line Items]
Value at risk		0
KB Data System Co Ltd | Stock price risk
Value At Risk Line Items [Line Items]
Value at risk		0
KB Data System Co Ltd | Currency risk
Value At Risk Line Items [Line Items]
Value at risk		155
KB Data System Co Ltd | Sensitivities- based risk
Value At Risk Line Items [Line Items]
Value at risk	325
KB Data System Co Ltd | Default risk
Value At Risk Line Items [Line Items]
Value at risk	0
KB Data System Co Ltd | Residual risk
Value At Risk Line Items [Line Items]
Value at risk	₩ 0
KB Data System Co Ltd | Finance instruments risk
Value At Risk Line Items [Line Items]
Value at risk		₩ 0